Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets
Trade debtors	$ 471	$ 1,273	$ 5,924
Other debtors	4,009	164	892
Prepayments and accrued income	517	1,780	861
Total	$ 4,997	3,217	7,677
Non-current Assets
Prepayments			15,873
Trade debtors			975
Other debtors		1,888	1,717
Total non-current Assets		$ 1,888	$ 18,565